NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Text block [abstract]
NON-CONTROLLING INTERESTS
16.	NON-CONTROLLING INTERESTS
The Company had four wholly owned subsidiaries in Canada and transferred certain exploration and evaluation assets to three of its wholly owned subsidiaries (Note 1). As at December 31, 2020, NexGen held 100% ownership of the subsidiaries with the exception of IsoEnergy, where it retained 51% of IsoEnergy’s outstanding common shares (December 31, 2019 – 52%) (Note 4(b)).
For financial reporting purposes, the assets, liabilities, results of operations, and cash flows of the Company’s wholly owned subsidiaries and non-wholly
owned subsidiary, IsoEnergy, are included in NexGen’s consolidated financial statements. Third party investors’ share of the net earnings of IsoEnergy is reflected in the loss and comprehensive loss attributable to non-controlling
interests in the consolidated statements of loss and comprehensive loss.
Summarized financial information for IsoEnergy Ltd. is as follows:

	2020	2019
Cash	$14,035,000	$6,587,000
Other current assets	265,000	209,000
Non-current assets	53,923,000	48,208,000

Total assets	$68,223,000	$55,004,000

Current liabilities	305,000	650,000
Non-current liabilities	14,831,000	867,000

Total liabilities	$15,136,000	$1,517,000

Loss from operations	$9,543,000	$2,097,000
Loss and comprehensive loss	$9,616,000	$2,162,000
Net cash flow from operating activities	(2,532,000)	(1,915,000)
Net cash flow from investing activities	(5,664,000)	(4,236,000)
Net cash flow from financing activities	15,643,000	6,333,000

Net increase (decrease) in cash	$7,447,000	$182,000